INCOME TAXES (Schedule of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Current tax	$ 48,448	$ 5
Deferred tax	(27,992)
Income tax expense	$ 20,456	$ 5